Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40875
Entity Registrant Name	NUVEI CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	48-1298435
Entity Address, Address Line One	1100 René-Lévesque Boulevard West
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H3B 4N4
City Area Code	514
Local Phone Number	313-1190
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	NVEI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001765159
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	66,929,432
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	76,064,619
Business Contact
Document Information [Line Items]
Contact Personnel Name	Nuvei Technologies Inc.
Entity Address, Address Line One	1375 N Scottsdale Rd
Entity Address, Address Line Two	Ste 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85257
City Area Code	480
Local Phone Number	285-2000